Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A redeemable [Member]
Schedule of Basic and Diluted Net Income Per Share [Abstract]
Diluted weighted average common shares outstanding			5,965,080	24,000,000
Diluted net income per common share			$ (0.05)	$ 0.40
Class A non- redeemable [Member]
Schedule of Basic and Diluted Net Income Per Share [Abstract]
Diluted weighted average common shares outstanding			3,982,192
Diluted net income per common share			$ (0.05)
Class B Common Stock [Member]
Schedule of Basic and Diluted Net Income Per Share [Abstract]
Diluted weighted average common shares outstanding	900,000	5,484,270	2,017,808	6,000,000
Diluted net income per common share	$ (0.09)	$ 0.04	$ (0.05)	$ 0.40